Fair value measurement - Carrying amounts and estimated fair values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Derivative asset		$ 2,328
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 4,178	82,124
Restricted cash and bank deposits with maturity over three months	9,059	83,191
Accounts and notes receivable	61,073	90,786
Other receivable	6,884	3,139
Finance lease receivable	35,348	30,322
Investment in affiliates	2,214	13,950
Derivative asset		2,328
Total assets	118,756	305,840
Financial liabilities:
Borrowings	99,227	164,851
Accounts and notes payable	76,681	137,232
Other liabilities	73,809	73,436
Convertible bonds	55,000	54,062
Financing and capital lease obligations	27,487	8,796
Commitments and contingencies	1,200
Total liabilities	333,404	438,377
Fair Value
Financial assets:
Cash and cash equivalents	4,178	82,124
Restricted cash and bank deposits with maturity over three months	9,059	83,191
Accounts and notes receivable	61,073	90,786
Other receivable	6,884	3,139
Finance lease receivable	35,348	30,322
Investment in affiliates	2,214	15,149
Derivative asset		2,328
Total assets	118,756	307,039
Financial liabilities:
Borrowings	99,227	164,851
Accounts and notes payable	76,681	137,232
Other liabilities	73,809	73,436
Convertible bonds	55,000	54,315
Financing and capital lease obligations	27,487	8,796
Commitments and contingencies	1,200
Total liabilities	$ 333,404	$ 438,630